Rule 497(e)
                                      Registration Nos. 333-174332 and 811-22559


CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 July 31, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


     Re:              First Trust Exchange-Traded Fund IV
                      (File Nos. 333-174332 and 811-22559)
                ----------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the prospectus and statement of additional information for the Registrant filed pursuant to Rule 497(e) on July 27, 2018. The Registration Statement relates to First Trust SSI Strategic Convertible Securities ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                                Very truly yours,

                                                CHAPMAN AND CUTLER LLP



                                                By: /s/ Morrison C. Warren
                                                    ---------------------------
                                                        Morrison C. Warren


Enclosures